Accrued liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued interest payable	CAD 714	CAD 85
Payroll liabilities	8,828	7,733
Liabilities related to equipment leases	219	123
Current portion of deferred gain on sale-leaseback (note 16(a))	1,445	586
Dividends payable (note 17(d))	510	569
Income and other taxes payable	2,007	2,079
Liabilities related to tire disposal	156	0
Accrued liabilities	CAD 13,879	CAD 11,175